NON-CONVERTIBLE DEBT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Current non-convertible notes	$ 9,312	$ 124,312	$ 9,312
Non-current non-convertible notes	500,000	500,000
Total non-convertible notes	509,312	624,312	9,312
Note 5 [Member]
Short-Term Debt [Line Items]
Current non-convertible notes	9,312	9,312	9,312
Note 6 [Member]
Short-Term Debt [Line Items]
Current non-convertible notes	500,000	500,000
Note 7 [Member]
Short-Term Debt [Line Items]
Current non-convertible notes		100,000
Note 8 [Member]
Short-Term Debt [Line Items]
Current non-convertible notes		$ 15,000